Trade and other receivables (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	S/ 489	S/ 70,569
Financial Assets Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,520	83,379
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79,795	58,865
Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,549	17,551
Financial Assets Past Due But Not Impaired [Member] | Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	453	374
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,612	1,477
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,710	651
Financial Assets Past Due But Not Impaired [Member] | Later Than Four Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	S/ 9,401	S/ 4,461